Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and equipment
Property and equipment, gross	$ 44,493,000	$ 42,691,000
Less: accumulated depreciation	(22,969,000)	(19,581,000)
Property and equipment, net excluding construction and equipment installations in progress	21,524,000	23,110,000
Property and equipment, net	23,867,000	24,675,000
Depreciation expense	3,800,000	3,800,000	3,500,000
Land and Land Improvements
Property and equipment
Property and equipment, gross	8,724,000	8,724,000
Building
Property and equipment
Property and equipment, gross	7,066,000	6,827,000
Equipment
Property and equipment
Property and equipment, gross	23,270,000	21,880,000
Towers
Property and equipment
Property and equipment, gross	5,433,000	5,260,000
Equipment installations in progress
Property and equipment
Property and equipment, net	$ 2,343,000	$ 1,565,000